Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic and Diluted Earnings per Ordinary Share [Line Items]
Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$ 61,476	$ 51,596	$ 10,706
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	340,423	341,056	353,771
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.18	$ 0.15	$ 0.03